Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 1,205	€ 930	€ 1,860	€ 2,060
Other income		38	99	80	200
Research and development costs		(5,909)	(11,449)	(11,969)	(24,816)
General and administrative costs		(4,145)	(5,412)	(8,171)	(10,320)
Total operating costs		(10,054)	(16,861)	(20,140)	(35,136)
Operating result		(8,811)	(15,832)	(18,200)	(32,876)
Finance income and expense		470	1,163	(74)	342
Results related to associates					(8)
Results related to financial liabilities measured at fair value through profit or loss		221	62	891	3,826
Result on derecognition of financial liabilities		101	1,144	509	1,144
Result before corporate income taxes		(8,019)	(13,463)	(16,874)	(27,572)
Income taxes		42	(20)	42	(27)
Result for the period		(7,977)	(13,483)	(16,832)	(27,599)
Other comprehensive income (foreign exchange differences on foreign operation)		7	689	(212)	911
Total comprehensive income		(7,970)	(12,794)	(17,044)	(26,688)
Result attributable to
Owners of the Company		(7,993)	(13,700)	(16,926)	(27,808)
Non-controlling interests		16	217	94	209
Result for the period		(7,977)	(13,483)	(16,832)	(27,599)
Total comprehensive income attributable to
Owners of the Company		(7,986)	(13,011)	(17,138)	(26,897)
Non-controlling interests		16	217	94	209
Total comprehensive income		€ (7,970)	€ (12,794)	€ (17,044)	€ (26,688)
Share information
Weighted average number of shares outstanding	[1]	80,939,392	71,362,088	80,913,751	71,359,642
Weighted average number of ordinary shares used in calculating diluted earnings per share	[1]	80,939,392	71,362,088	80,913,751	71,359,642
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.10)	€ (0.19)	€ (0.21)	€ (0.39)
Diluted loss per share	[1]	€ (0.10)	€ (0.19)	€ (0.21)	€ (0.39)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal